Operating Lease Obligations (Schedule of Future Minimum Rental Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Lease Obligations [Abstract]
2014	$ 121
2015	89
2016	83
2017	44
2018
2019 and beyond
Total minimum payments required	$ 337